Parent Company Only Condensed Financial Information (Details) - Condensed statements of cash flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (34,498)	$ (5,000)	¥ (33,402)	¥ (65,043)
Net cash used in investing activities	(17,706)	(2,567)	(31,315)	(79,461)
Net cash provided by financing activities	49,807	7,222	68,001	144,408
Effect of exchange rate changes on cash and cash equivalents	(741)	(110)	(200)	120
Net increase (decrease) in cash and cash equivalents	(3,138)	(455)	3,084	24
Cash and cash equivalents at beginning of year	3,152	457	68	44
Cash and cash equivalents at end of year	¥ 14	$ 2	¥ 3,152	¥ 68